Income taxes (Tables)	12 Months Ended
Mar. 31, 2021
Components of Income Tax Expense
The following table presents the components of Income tax expense for the fiscal years ended March 31, 2019, 2020 and 2021:

	2019	2020	2021
	(in millions of yen)
Current:
Domestic	116,695	96,231	81,023
Foreign	49,871	52,885	78,992

Total current tax expense	166,566	149,116	160,015

Deferred:
Domestic	(162,475)	(111,341)	55,927
Foreign	5,244	9,400	(5,226)

Total deferred tax expense (benefit)	(157,231)	(101,941)	50,701

Total income tax expense	9,335	47,175	210,716

Detailed Amounts of Tax Effects of Items Recorded Directly in Equity
The preceding table does not reflect the tax effects of items recorded directly in Equity for the fiscal years ended March 31, 2019, 2020 and 2021. The detailed amounts recorded directly in Equity are as follows:

	2019	2020	2021
	(in millions of yen)
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	(3,940)	(10,012)	(2,810)
Less: reclassification adjustments	889	(8,410)	7,195

Total	(3,051)	(18,422)	4,385

Pension liability adjustments:
Unrealized gains (losses)	(6,558)	(52,888)	143,653
Less: reclassification adjustments	(2,370)	(1,765)	(1,424)

Total	(8,928)	(54,653)	142,229

Own credit risk adjustments :
Unrealized gains (losses)	3,033	5,052	919
Less: reclassification adjustments	(47)	387	(1,911)

Total	2,986	5,439	(992)

Total tax effect before allocation to noncontrolling interests	(8,993)	(67,636)	145,622

Reconciliation of Income Tax Expense at Effective Statutory Tax Rate to Actual Income Tax Expense
The following table shows a reconciliation of Income tax expense at the effective statutory tax rate to the actual income tax expense for the fiscal years ended March 31, 2019, 2020 and 2021:

	2019	2020	2021
	(in millions of yen, except tax rates)
Income before income tax expense	85,060	153,490	1,028,764
Effective statutory tax rate	30.62%	30.62%	30.62%

Income tax calculated at the statutory tax rate	26,045	46,999	315,007
Income not subject to tax	(8,861)	(7,758)	(7,446)
Expenses not deductible for tax purposes	1,389	1,290	728
Tax rate differentials of subsidiaries	(3,522)	(5,756)	(9,252)
Change in valuation allowance	(2,444)	5,984	(39,410)
Noncontrolling interest income (loss) of consolidated VIEs	3,475	14,796	(70,143)
Effect of enacted change in tax rates	(11)	(210)	(213)
Change in unrecognized tax benefits	9,420	—	—
Other (Note)	(16,156)	(8,170)	21,445

Income tax expense	9,335	47,175	210,716

Note:
In the fiscal year ended March 31, 2019, the MHFG Group derecognized the majority of deferred tax liabilities for undistributed earnings of foreign subsidiaries because the Group has intent and ability to reinvest those earnings indefinitely in certain foreign subsidiaries.

Components of Net Deferred Tax Assets (Liabilities)
The components of net deferred tax assets (liabilities) at March 31, 2020 and 2021 are as follows:

	2020	2021
	(in millions of yen)
Deferred tax assets:
Allowance for credit losses	165,665	247,983
Lease liabilities	191,873	195,629
Premises and equipment	77,513	64,389
Derivative financial instruments	4,647	14,893
Trading securities	—	8,519
Available-for-sale securities	5,532	1,164
Investments	3,563	—
Net operating loss carryforwards (Note)	163,264	151,383
Other	203,004	237,730

	815,061	921,690
Valuation allowance (Note)	(165,278)	(129,150)

Deferred tax assets, net of valuation allowance	649,783	792,540

Deferred tax liabilities:
Prepaid pension cost and accrued pension liabilities	202,930	292,397
Investments	—	259,276
Right-of-use assets	188,591	188,902
Trading securities	58,266	—
Other	89,157	83,952

Deferred tax liabilities	538,944	824,527

Net deferred tax assets (liabilities)	110,839	(31,987)

Note:
The amount includes ¥101,498 million and ¥85,001 million related to MHSC’s net operating loss carryforwards resulting mainly from the organizational restructuring of certain foreign subsidiaries as of March 31, 2020 and 2021, respectively. The tax effect of the net operating loss carryforwards is substantially offset by ¥86,591 million and ¥56,928 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.

Breakdown of Net Operating Loss Carryforwards by Tax Jurisdiction
The following table and accompanying footnotes provide a breakdown of deferred tax assets and the valuation allowance recognized in respect of net operating loss carryforwards by tax jurisdiction and by year of expiration as of March 31, 2020 and 2021:

	Deferred tax assets	Valuation allowance	Deferred tax assets, net of valuation allowance
	(in billions of yen)
2020
Japan (1)	110	(92)	18
The United States	3	—	3
The United Kingdom (2)	47	(47)	—
Others	3	(2)	1

Total	163	(141)	22

2021
Japan (3)	94	(64)	30
The United States	2	—	2
The United Kingdom (2)	54	(54)	—
Others	1	—	1

Total	151	(118)	33

Notes:
(1)	¥101 billion of the Japan deferred tax assets of ¥110 billion is related to MHSC, which is substantially offset by a valuation allowance, and will expire during the fiscal year ending March 31, 2026.
(2)	The United Kingdom net operating loss carryforwards may be carried forward indefinitely for tax purposes.
(3)	¥85 billion of the Japan deferred tax assets of ¥94 billion is related to MHSC, which is substantially offset by a valuation allowance, and will expire during the fiscal year ending March 31, 2026.

Roll-forward Valuation Allowance
The following table presents a roll-forward of the valuation allowance for the fiscal years ended March 31, 2019, 2020 and 2021:

	2019	2020	2021
	(in millions of yen)
Balance at beginning of fiscal year	163,358	158,581	165,278
Changes that directly affected Income tax expense	(2,444)	5,984	(39,410)
Changes that did not affect Income tax expense:
Expiration of net operating loss carryforwards	—	—	—
Others	(2,333)	713	3,282

Total	(2,333)	713	3,282

Balance at end of fiscal year	158,581	165,278	129,150

Net Operating Losses Carryforwards by Expiration Date
At March 31, 2021, the MHFG Group had net operating loss carryforwards totaling ¥615 billion. These carryforwards are scheduled to expire as follows:

Net operating loss carryforwards
(in billions of yen)
Fiscal year ending March 31:
2022	—
2023	3
2024	3
2025	—
2026	282
2027 and thereafter (Note)	327

Total	615

Note:	Including the net operating loss carryforwards which may be carried forward indefinitely in the United Kingdom.

Roll-forward of Unrecognized Tax Benefits
The following table is a roll-forward of unrecognized tax benefits for the fiscal years ended March 31, 2019, 2020 and 2021:

	2019	2020	2021
	(in millions of yen)
Total unrecognized tax benefits at beginning of fiscal year	2,345	12,323	3,374

Gross amount of increases related to positions taken during prior years	9,550	199	455
Gross amount of increases related to positions taken during the current year	330	328	524
Amount of decreases related to settlements	—	(9,420)	—
Foreign exchange translation	98	(56)	48

Total unrecognized tax benefits at end of fiscal year	12,323	3,374	4,401